Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 428,997	$ 1,413,999	$ 1,276,687
Cash - restricted	58,653	76,552
Accounts receivable, net	1,127,802	1,096,713	807,906
Prepaid expenses	334,205	340,899	95,775
Inventories	1,405,585	644,522	380,789
Total current assets	3,355,242	3,572,685	2,561,157
Property, plant and equipment, net	3,834,061	3,657,839	1,279,057
Other Assets
Deposits	387,035	387,035	26,688
Goodwill	3,822,583	3,693,083	835,295
Other intangible assets, net	2,662,746	2,794,204	169,533
Total other assets	6,872,364	6,874,322	1,031,516
Total assets	14,061,667	14,104,846	4,871,730
Current Liabilities
Accounts payable and accrued expenses	1,847,648	961,010	1,522,037
Due to related parties	1,816	6,191	34,405
Contingent acquisition consideration	1,803,676	1,821,575
Notes payable - current portion, net of debt discount	2,629,490	2,541,178	117,972
Capital lease obligations - current portion	6,206	6,838	9,752
Total current liabilities	6,288,836	5,336,792	1,684,166
Non-Current Liabilities
Notes payable - non-current portion	2,940,652	2,963,640
Capital lease obligations - non-current portion	3,060	3,371	10,211
Total non-current liabilities	2,943,712	2,967,011	10,211
Total liabilities	9,232,548	8,303,803	1,694,377
Stockholders' Equity
Preferred stock; 40,000,000 shares authorized; $0.0001 par value; no shares issued and outstanding as of March 31, 2017 and December 31, 2016 and 2015, respectively
Common stock, 300,000,000 shares authorized; $0.0001 par value; 126,944,190 and 126,156,189 and 72,472,412 shares issued and outstanding as of March 31, 2017 and December 31, 2016 and 2015, respectively	12,694	12,616	7,248
Additional paid-in capital	42,740,398	42,603,490	37,720,608
Accumulated deficit	(37,923,973)	(36,815,063)	(34,550,503)
Total stockholders' equity	4,829,119	5,801,043	3,177,353
Total liabilities and stockholders' equity	$ 14,061,667	$ 14,104,846	$ 4,871,730